Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: January 12, 2026

Payment Date	1/15/2026
Collection Period Start	12/1/2025
Collection Period End	12/31/2025
Interest Period Start	12/15/2025
Interest Period End	1/14/2026

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$105,098,350.66	$22,398,805.80	$82,699,544.86	0.262705	Oct-27
Class A-2b Notes	$26,307,973.40	$5,606,816.70	$20,701,156.70	0.262705	Oct-27
Class A-3 Notes	$393,600,000.00	$—	$393,600,000.00	1.000000	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$622,996,324.06	$28,005,622.50	$594,990,701.56

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$643,968,327.30	$615,168,194.68	0.551164
YSOC Amount	$18,259,013.26	$17,464,503.14
Adjusted Pool Balance	$625,709,314.04	$597,703,691.54
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$105,098,350.66	4.61000%	30/360	$403,752.83
Class A-2b Notes	$26,307,973.40	4.30385%	ACT/360	$97,499.80
Class A-3 Notes	$393,600,000.00	4.62000%	30/360	$1,515,360.00
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$622,996,324.06			$2,410,070.04

II. COLLATERAL POOL BALANCE

	Beginning of Period		End of Period
Net Pool Balance	$643,968,327.30		$615,168,194.68
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$625,709,314.04		$597,703,691.54
Number of Receivables Outstanding	37,380		36,554
Weighted Average Contract Rate	7.57%	%	7.58%	%
Weighted Average Remaining Term (months)	43.2		42.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,115,246.30
Principal Collections	$28,484,525.85
Liquidation Proceeds	$112,202.86
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,711,975.01
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,711,975.01

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$536,640.27	$536,640.27	$—	$—	$32,175,334.74
Interest - Class A-1 Notes	$—	$—	$—	$—	$32,175,334.74
Interest - Class A-2a Notes	$403,752.83	$403,752.83	$—	$—	$31,771,581.91
Interest - Class A-2b Notes	$97,499.80	$97,499.80	$—	$—	$31,674,082.11
Interest - Class A-3 Notes	$1,515,360.00	$1,515,360.00	$—	$—	$30,158,722.11
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$29,904,596.78
First Allocation of Principal	$—	$—	$—	$—	$29,904,596.78
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$29,860,383.03
Second Allocation of Principal	$3,592,632.52	$3,592,632.52	$—	$—	$26,267,750.51
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$26,221,728.43
Third Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$15,371,728.43
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$15,322,632.18
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,472,632.18
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,472,632.18
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$1,759,642.20
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,759,642.20
Remaining Funds to Certificates	$1,759,642.20	$1,759,642.20	$—	$—	$—
Total	$32,711,975.01	$32,711,975.01	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$18,259,013.26
Increase/(Decrease)	$(794,510.12)
Ending YSOC Amount	$17,464,503.14

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$625,709,314.04	$597,703,691.54
Note Balance	$622,996,324.06	$594,990,701.56
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	26	$315,606.77
Liquidation Proceeds of Defaulted Receivables[2]	0.02%	84	$112,202.86
Monthly Net Losses (Liquidation Proceeds)			$203,403.91
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.02%	%
Second Preceding Collection Period			0.10%	%
Preceding Collection Period			0.23%	%
Current Collection Period			0.39%	%
Four-Month Average Net Loss Ratio			0.18%	%
Cumulative Net Losses for All Periods			$1,846,779.67
Cumulative Net Loss Ratio			0.17%	%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.19%	57	$1,172,662.82
60-89 Days Delinquent	0.06%	16	$348,368.52
90-119 Days Delinquent	0.02%	6	$110,139.97
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.27%	79	$1,631,171.31

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$81,768.33
Total Repossessed Inventory		7	$157,887.56

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		22	$458,508.49
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.05%	%
Second Preceding Collection Period			0.04%	%
Preceding Collection Period			0.04%	%
Current Collection Period			0.07%	%
Delinquency Trigger			4.50%	%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.88	0.14%	36	0.10%